Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2022	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months		$ 1.2
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months		$ 23.4
Remaining maturity of forward foreign exchange contracts, maximum		19 months
Interest Rate Swaption | Not Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Derivative amount received on termination of certain contracts	$ 56.4
Reduction in the asset value of the derivative due to termination	188.7
Reduction in the liability value of the derivative due to termination	131.3
Cash flow on termination of derivatives classified as operating activities	188.7
Payment towards derivative instruments classified as financing activities	134.5
Other payments derivative instruments	$ 3.2
Interest Rate Swaption | Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Interest rate derivative liability				$ 6.8
Forward exchange contracts | Cash Flow Hedging
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months			$ 1.5
Interest rate swaps | Cash Flow Hedging
Derivative [Line Items]
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months			$ 30.4